S000009189 [Member] Average Annual Total Returns		12 Months Ended	15 Months Ended	60 Months Ended	120 Months Ended	158 Months Ended	274 Months Ended	279 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Blended Benchmark (Secondary Benchmark; an equally weighted custom composite of the Fund's primary benchmarks for equity and debt securities, established by the Investment Manager; reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1]	12.64%		6.99%	8.50%
S&P 500® Index (Primary Equity Benchmark; reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1]	17.88%		14.42%	14.82%
Bloomberg U.S. Aggregate Bond Index (Primary Debt Benchmark; reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1]	7.30%		(0.36%)	2.01%
C000024974 [Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]	8.18%		3.64%	6.91%
Performance Inception Date	[1]						Mar. 03, 2003
C000024974 [Member] | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	[1]	6.89%		1.96%	5.21%
Performance Inception Date	[1]						Mar. 03, 2003
C000024974 [Member] | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	[1]	4.87%		2.20%	4.84%
Performance Inception Date	[1]						Mar. 03, 2003
C000024976 [Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]	12.86%		4.10%	6.74%
Performance Inception Date	[1]						Mar. 03, 2003
C000024977 [Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]	15.02%		5.14%	7.81%
Performance Inception Date	[1]							Sep. 25, 2002
C000122750 [Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]	15.12%		5.20%	7.86%
Performance Inception Date	[1]					Nov. 08, 2012
C000122751 [Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]	15.20%		5.24%	7.90%
Performance Inception Date	[1]					Nov. 08, 2012
C000251062 [Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]	15.02%		5.14%	7.81%
Performance Inception Date	[1]		Oct. 02, 2024

[1]	Class A share performance (without sales charges) is shown in the bar chart and after-tax returns in the table are shown for Class A shares because Class A shares have at least ten calendar years of performance and Class A shares are the most common share class across the Columbia Funds complex that are available for investment by the general public.